SIGNIFICANT ACCOUNTING POLICIES - Non-Current Assets By Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	$ 22,496	$ 12,054
United States
Disclosure of geographical areas [line items]
Non-current assets	13,321	3,102
Australia
Disclosure of geographical areas [line items]
Non-current assets	4,824	5,093
Brazil
Disclosure of geographical areas [line items]
Non-current assets	3,246	2,706
Europe
Disclosure of geographical areas [line items]
Non-current assets	498	495
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	450	539
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 157	$ 119